KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 611,096	$ 509,135
Share-based incentives	480,450	6,193,668
Total	$ 1,091,546	$ 6,702,803